Operations (Details 1) - BRL (R$) R$ in Thousands		Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
IfrsStatementLineItems [Line Items]
Assets acquired		R$ 49,703,700	R$ 49,537,535
Cash and cash equivalents		2,678,457	3,472,845	R$ 3,222,768
Bonds and securities		431,056	361,058
Other receivables		2,278,293	2,266,805
Property, plant and equipment		10,069,468	10,142,591
Right-of-use asset		261,380	204,056
Suppliers		125,448	125,249
Other taxes due		1,517,682	1,364,828
Deferred income tax and social contribution		2,037,599	1,597,365
Lease liability		64,870	R$ 47,240
Fair Value [Member]
IfrsStatementLineItems [Line Items]
Assets acquired		301,102
Cash and cash equivalents
Bonds and securities
Trade accounts receivable
Other receivables
Income tax and social contribution
Other recoverable taxes
Prepaid expenses
Property, plant and equipment
Intangible assets		301,102
Right-of-use asset
Liabilities assumed		102,375
Suppliers
Income tax and social contribution
Other taxes due
Deferred income tax and social contribution		102,375
Loans and financing
Lease liability
Other accounts payable
Net assets acquired		198,727
At fair value [member]
IfrsStatementLineItems [Line Items]
Assets acquired		1,202,161
Cash and cash equivalents		76,350
Bonds and securities		13,236
Trade accounts receivable		23,585
Other receivables		341
Income tax and social contribution		476
Other recoverable taxes		64
Prepaid expenses		24
Property, plant and equipment		754,557
Intangible assets		311,377
Right-of-use asset		22,151
Liabilities assumed		708,268
Suppliers		11,229
Income tax and social contribution		117
Other taxes due		2,905
Deferred income tax and social contribution		105,566
Loans and financing		539,671
Lease liability		22,379
Other accounts payable		26,401
Net assets acquired		493,893
Adjusted Book Value [Member]
IfrsStatementLineItems [Line Items]
Assets acquired	[1]	901,059
Cash and cash equivalents	[1]	76,350
Bonds and securities	[1]	13,236
Trade accounts receivable	[1]	23,585
Other receivables	[1]	341
Income tax and social contribution	[1]	476
Other recoverable taxes	[1]	64
Prepaid expenses	[1]	24
Property, plant and equipment	[1]	754,557
Intangible assets	[1]	10,275
Right-of-use asset	[1]	22,151
Liabilities assumed	[1]	605,893
Suppliers	[1]	11,229
Income tax and social contribution	[1]	117
Other taxes due	[1]	2,905
Deferred income tax and social contribution	[1]	3,191
Loans and financing	[1]	539,671
Lease liability	[1]	22,379
Other accounts payable	[1]	26,401
Net assets acquired	[1]	R$ 295,166

[1]	Book value of investees adjusted to the Company's practices before the allocation of fair value in the business combination.